LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASES
Total operating lease expenses	$ 0	$ 15,634
Short term lease expenses	1,234	1,219
Impairment loss for operating lease right-of-use assets	0	$ 54
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	17,896
Right-of-use assets obtained in exchange for new lease obligations:	$ 4,964
Weighted average remaining lease term	7 years 9 months 25 days
Weighted average discount rate	7.66%